UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-06221

Brandywine Blue Fund, Inc.
(Exact name of registrant as specified in charter)

P.O. Box 4166
Greenville, Delaware 19807
(Address of principal executive offices) (Zip code)

William F. D’Alonzo
P.O. Box 4166
Greenville, DE  19807
(Name and address of agent for service)

(302) 656-3017
Registrant's telephone number, including area code

Date of fiscal year end: SEPTEMBER 30

Date of reporting period: DECEMBER 31, 2009

Item 1. Schedule of Investments.

Brandywine Blue Fund
Schedule of Investments
December 31, 2009
(Unaudited)

Shares		Value

Common Stocks - 96.1% (A)

CONSUMER DISCRETIONARY

	Apparel Retail - 0.3%
233,600	Urban Outfitters, Inc.*	$8,173,664

	Automobile Manufacturers - 2.5%
5,837,800	Ford Motor Company*	58,378,000

	Broadcasting - 3.3%
2,190,900	CBS Corp. Class B Non-Voting	30,782,145
1,507,400	Discovery Communications, Inc.*	46,231,958

	Department Stores - 2.7%
1,162,300	Kohl’s Corp.*	62,682,839

	General Merchandise Stores - 2.6%
357,800	Dollar General Corp.*	8,025,454
1,068,800	Target Corp.	51,697,856

	Home Improvement Retail - 5.0%
2,027,100	The Home Depot, Inc.	58,644,003
2,514,000	Lowe’s Companies, Inc.	58,802,460

	Internet Retail - 2.7%
458,300	Amazon.com, Inc.*	61,650,516

	Leisure Products - 2.8%
3,206,000	Mattel, Inc.	64,055,880
	Total Consumer Discretionary	509,124,775

CONSUMER STAPLES

	Personal Products - 2.7%
1,978,200	Avon Products, Inc.	62,313,300
	Total Consumer Staples	62,313,300

ENERGY

	Oil & Gas Equipment & Services - 1.7%
1,439,300	Smith International, Inc.	39,105,781

	Oil & Gas Storage & Transportation - 1.4%
1,531,500	The Williams Companies, Inc.	32,284,020
	Total Energy	71,389,801

HEALTH CARE

	Biotechnology - 2.9%
1,222,200	Celgene Corp*	68,052,096

	Health Care Distributors - 2.4%
895,200	McKesson Corp.	55,950,000

	Health Care Equipment - 2.6%
1,673,800	St. Jude Medical, Inc.*	61,562,364

	Health Care Services - 3.0%
809,000	Express Scripts, Inc*	69,938,050

	Life Sciences Tools & Services - 6.0%
1,221,500	Life Technologies Corp.*	63,798,945
1,568,200	Thermo Fisher Scientific, Inc.*	74,787,458

	Pharmaceuticals - 6.3%
432,203	Shire PLC	25,370,316
1,560,100	Teva Pharmaceutical Industries
	Ltd. SP-ADR	87,646,418
1,213,800	Warner Chilcott PLC*	34,556,886
	Total Health Care	541,662,533

INDUSTRIALS

	Aerospace & Defense - 2.7%
1,262,400	ITT Corp.	62,791,776

	Air Freight & Logistics - 2.5%
685,200	FedEx Corp.	57,179,940

	Industrial Machinery - 2.1%
1,371,500	Ingersoll-Rand PLC	49,017,410

	Railroads - 1.9%
801,200	Canadian Pacific Railway Ltd.	43,264,800
	Total Industrials	212,253,926

INFORMATION TECHNOLOGY

	Communications Equipment - 3.0%
2,918,500	Cisco Systems, Inc.*	69,868,890

	Computer Hardware - 6.5%
333,800	Apple Inc.*	70,385,068
1,545,700	Hewlett-Packard Co.	79,619,007

	Computer Storage & Peripherals - 4.7%
3,713,200	EMC Corp.*	64,869,604
1,283,300	NetApp, Inc.*	44,132,687

	Data Processing & Outsourced Services - 2.0%
522,700	Visa Inc.	45,715,342

	Electronic Manufacturing Services - 2.2%
6,852,700	Flextronics International Ltd.*	50,093,237

	IT Consulting & Other Services - 2.6%
1,464,800	Accenture PLC	60,789,200

	Semiconductors - 11.5%
981,700	Altera Corp.	22,215,871
2,013,000	Analog Devices, Inc.	63,570,540
2,430,900	Broadcom Corp.*	76,451,805
1,426,200	Linear Technology Corp.	43,556,148
3,348,000	NVIDIA Corp.*	62,540,640

	Systems Software - 1.4%
781,400	VMware Inc.*	33,115,732
	Total Information Technology	786,923,771

MATERIALS

	Specialty Chemicals - 2.1%
987,986	Sigma-Aldrich Corp.	49,922,933
	Total Materials	49,922,933

	Total common stocks (Cost $1,970,092,088)	2,233,591,039

Principal
Amount

Short-Term Investments - 4.2% (A)

	Commercial Paper - 4.0%
$20,000,000	Union Bank NA Cayman,
	due 01/04/10, discount of 0.01%	19,999,983
72,800,000	Union Bank, due 01/07/10,
	discount of 0.03%	72,799,636
	Total commercial paper (Cost $92,799,619)	92,799,619

	Variable Rate Demand Note - 0.2%
3,858,839	American Family Financial
	Services, 0.10%	3,858,839
	Total variable rate demand note (Cost $3,858,839)	3,858,839
	Total short-term investments (Cost $96,658,458)	96,658,458
	Total investments - 100.3% (Cost $2,066,750,546)	2,330,249,497
	Liabilities, less
	other assets - (0.3%) (A)	(6,960,739)
	TOTAL NET ASSETS - 100%	$2,323,288,758

*	Non-dividend paying security.
(A)	Percentages for the various classifications relate to net assets.
SP-ADR-Sponsored American Depositary Receipts

As of December 31, 2009, investment cost for federal tax purposes was $2,244,272,043 and the tax components of unrealized appreciation/depreciation were as follows+:

Aggregate gross unrealized appreciation	$220,775,131
Aggregate gross unrealized depreciation	(14,730,036)
Net unrealized appreciation	$206,045,095

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements in the Fund’s most recent annual report.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT.  THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

Summary of Fair Value Exposure

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs used to develop the measurements of fair value.  These inputs are summarized in the three broad levels listed below:

Level 1 – Valuations based on unadjusted quoted prices in active markets for identical assets.

Level 2 – Valuations based on quoted prices for similar securities or in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The following table summarizes the Fund’s investments as of December 31, 2009, based on the inputs used to value them:

Valuation Inputs	Investments in Securities
Level 1 – Common Stocks	$2,233,591,039

Level 2 – Short-Term Commercial Paper	92,799,619
Short-Term Variable Rate Demand Note	3,858,839
Total Level 2	96,658,458
Level 3 -	--
Total	$2,330,249,497

Brandywine Advisors Midcap Growth Fund
Schedule of Investments
December 31, 2009
(Unaudited)

Shares		Value

Common Stocks - 95.2% (A)

CONSUMER DISCRETIONARY

	Apparel Retail - 3.3%
169,400	Limited Brands, Inc.	$3,259,256
60,000	Urban Outfitters, Inc.*	2,099,400

	Broadcasting - 3.1%
144,900	CBS Corp. Class B Non-Voting	2,035,845
96,600	Discovery Communications, Inc.*	2,962,722

	Distributors - 1.0%
86,400	LKQ Corp.*	1,692,576

	Education Services - 0.5%
34,000	Education Management Corp.*	748,340

	General Merchandise Stores - 4.0%
23,300	Dollar General Corp.*	522,619
123,800	Dollar Tree, Inc.*	5,979,540

	Leisure Products - 2.6%
211,700	Mattel, Inc.	4,229,766
	Total Consumer Discretionary	23,530,064

CONSUMER STAPLES

	Household Products - 0.2%
6,800	Church & Dwight Co., Inc.	411,060

	Packaged Foods & Meats - 3.1%
61,700	Green Mountain Coffee
	Roasters, Inc.*	5,026,699

	Personal Products - 0.7%
25,700	NBTY, Inc.*	1,118,978
	Total Consumer Staples	6,556,737

ENERGY

	Oil & Gas Equipment & Services - 2.2%
131,000	Smith International, Inc.	3,559,270

	Oil & Gas Exploration & Production - 2.6%
199,300	EXCO Resources, Inc.	4,231,139

	Oil & Gas Storage & Transportation - 1.6%
124,100	The Williams Companies, Inc.	2,616,028
	Total Energy	10,406,437

FINANCIALS

	Asset Management & Custody Banks - 2.4%
224,280	SEI Investments Co.	3,929,386

	Investment Banking & Brokerage - 2.9%
57,800	Greenhill & Co., Inc.	4,637,872
	Total Financials	8,567,258

HEALTH CARE

	Health Care Services - 3.9%
46,600	Express Scripts, Inc.*	4,028,570
37,900	MEDNAX, Inc.*	2,278,169

	Health Care Supplies - 3.8%
146,135	Inverness Medical Innovations, Inc.*	6,066,064

	Life Sciences Tools & Services - 6.4%
30,300	Covance Inc.*	1,653,471
128,300	Illumina, Inc.*	3,932,395
90,500	Life Technologies Corp.*	4,726,815

	Pharmaceuticals - 2.5%
27,300	Shire PLC	1,602,510
87,900	Warner Chilcott PLC*	2,502,513
	Total Health Care	26,790,507

INDUSTRIALS

	Aerospace & Defense - 1.9%
60,700	ITT Corp.	3,019,218

	Building Products - 2.1%
242,700	Masco Corp.	3,351,687

	Industrial Conglomerates - 3.1%
206,800	McDermott International, Inc.*	4,965,268

	Industrial Machinery - 2.0%
89,300	Ingersoll-Rand PLC	3,191,582

	Railroads - 1.8%
54,100	Canadian Pacific Railway Ltd.	2,921,400

	Research & Consulting Services - 1.1%
36,800	FTI Consulting, Inc.*	1,735,488

	Trucking - 4.0%
151,000	J. B. Hunt Transport Services, Inc.	4,872,770
37,800	Ryder Systems, Inc.	1,556,226
	Total Industrials	25,613,639

INFORMATION TECHNOLOGY

	Application Software - 2.8%
286,500	Nuance Communications, Inc.*	4,452,210

	Computer Storage & Peripherals - 2.0%
91,828	NetApp, Inc.*	3,157,965

	Data Processing & Outsourced Services - 3.5%
139,800	Lender Processing Services, Inc.	5,684,268

	Electronic Manufacturing Services - 2.0%
447,600	Flextronics International Ltd.*	3,271,956

	Semiconductors - 16.4%
73,300	Altera Corp.	1,658,779
83,000	Analog Devices, Inc.	2,621,140
107,800	Avago Technologies Ltd.*	1,971,662
107,800	Broadcom Corp.*	3,390,310
624,300	LSI Corp.*	3,752,043
227,700	Maxim Integrated Products, Inc.	4,622,310
248,300	NVIDIA Corp.*	4,638,243
426,700	ON Semiconductor Corp.*	3,759,227
	Total Information Technology	42,980,113

MATERIALS

	Metal & Glass Containers - 1.8%
53,900	Greif Inc.	2,909,522

	Specialty Chemicals - 3.4%
47,100	Albemarle Corp.	1,713,027
75,100	Sigma-Aldrich Corp.	3,794,803

	Steel - 0.5%
49,700	Steel Dynamics, Inc.	880,684
	Total Materials	9,298,036

	Total common stocks (Cost $135,581,264)	153,742,791

Principal
Amount

Short-Term Investments - 5.9% (A)

	Commercial Paper - 3.4%
$5,500,000	Union Bank NA Cayman,
	due 01/04/10, discount of 0.01%	5,499,996
	Total commercial paper (Cost $5,499,996)	5,499,996

	Variable Rate Demand Note - 2.5%
3,966,653	American Family Financial
	Services, 0.10%	3,966,653
	Total variable rate demand note (Cost $3,966,653)	3,966,653
	Total short-term investments (Cost $9,466,649)	9,466,649
	Total investments - 101.1% (Cost $145,047,913)	163,209,440
	Liabilities, less
	other assets - (1.1%) (A)	(1,761,604)
	TOTAL NET ASSETS - 100.0%	$161,447,836

*	Non-dividend paying security.
(A)	Percentages for the various classifications relate to net assets.

As of December 31, 2009, investment cost for federal tax purposes was $141,170,560 and the tax components of unrealized appreciation/depreciation were as follows+:

Aggregate gross unrealized appreciation	$16,500,326
Aggregate gross unrealized depreciation	(2,334,048)
Net unrealized appreciation	$14,166,278

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements in the Fund’s most recent annual report.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT.  THESE REPORTS INCLUDE ADDITIONAL
INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

Summary of Fair Value Exposure

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs used to develop the measurements of fair value.  These inputs are summarized in the three broad levels listed below:

Level 1 – Valuations based on unadjusted quoted prices in active markets for identical assets.

Level 2 – Valuations based on quoted prices for similar securities or in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The following table summarizes the Fund’s investments as of December 31, 2009, based on the inputs used to value them:

Valuation Inputs	Investments in Securities
Level 1 – Common Stocks	$153,742,791

Level 2 – Short-Term Commercial Paper	5,499,996
Short-Term Variable Rate Demand Note	3,966,653
Total Level 2	9,466,649
Level 3 -	---
Total	$163,209,440

Item 2. Controls and Procedures.

(a)
The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last N-Q fiscal quarter filing that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     (Registrant)   Brandywine Blue Fund, Inc.

     By (Signature and Title)     /s/William F. D’Alonzo
William F. D’Alonzo, President

     Date   February 24, 2010

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

     By (Signature and Title)     /s/William F. D’Alonzo
William F. D’Alonzo, President

     Date   February 24, 2010

     By (Signature and Title)     /s/Lynda J. Campbell
 Lynda J. Campbell, Treasurer

     Date   February 24, 2010